Summary of Significant Accounting Policies - Concentrations of Credit Risk (Details) - Customer	12 Months Ended
Sep. 30, 2025
Revenue | Walgreens and Boots UK Ltd
Concentration Risk [Line Items]
Concentration percentage	25.00%
Revenue | Evernorth Health Services
Concentration Risk [Line Items]
Concentration percentage	13.00%
Accounts receivables | Walgreens and Boots UK Ltd
Concentration Risk [Line Items]
Concentration percentage	38.00%
Accounts receivables | Evernorth Health Services
Concentration Risk [Line Items]
Concentration percentage	5.00%